                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01792

                              Van Kampen Pace Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/05

Item 1.  Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Pace Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2005.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/2005

                            A SHARES             B SHARES             C SHARES           I SHARES
                         since 7/22/69        since 1/10/92         since 8/27/93      since 8/12/05
----------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                 W/MAX
                                   5.75%                5.00%                 1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   W/SALES     W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE       CHARGES

Since Inception         10.72%     10.54%     6.79%      6.79%     6.47%      6.47%       10.47%

10-year                  6.00       5.37      5.52       5.52      5.22       5.22           --

5-year                  -1.26      -2.42     -2.01      -2.30     -2.03      -2.03           --

1-year                  15.44       8.77     14.59       9.59     14.54      13.54           --

6-month                 15.44       8.77     14.98       9.98     14.93      13.93           --
----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares six years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares 10 years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000 Growth Index consists of 1,000 largest U.S. companies based on total market capitalization. Lipper Growth Fund Index is generally representative of the average performance of the 30 largest growth funds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2005

Van Kampen Pace Fund is managed by the Adviser's U.S. Growth team.(1) Current members include Dennis Lynch and David Cohen, Managing Directors of the Adviser; Sam Chainani and Alexander Norton, Executive Directors of the Adviser.

MARKET CONDITIONS

The six-month reporting period opened on a reasonably upbeat note. Although oil prices remained high and the Federal Open Market Committee (the Fed) remained on its steady course of monetary tightening, concerns of inflation waned. Investors focused on encouraging economic data, good consumer confidence, and generally good corporate earnings announcements. In this environment, stocks marched forward.

The markets entered choppier waters in August. Mixed economic data and additional increases in the federal funds rate unsettled investors. The Gulf Coast hurricanes sent oil prices spiking and heightened anxiety about the economy. However, as October wound to a close, the stock market showed signs of renewed optimism. Falling oil prices, better-than-expected economic data, the nomination of Ben Bernanke to head the Federal Reserve, and strengthening consumer trends lifted investor sentiment. Stocks continued to advance through November, buoyed by indications that the Fed might soon slow the pace of rate increases, encouraging consumer confidence data, continued declines in oil prices, strong retail trends (excluding the beleaguered auto industry), and acceptable housing data.

Stocks delivered more muted performance in December as cross currents buffeted the market. Record gold prices, the ongoing struggles of the auto industry, an additional Fed tightening and trends in bond market yields rekindled concern. Yet, the market found positive signals as well. These included favorable productivity, employment and consumer confidence data; consolidation activity in the oil industry; corporate litigation developments; and notes from the Fed's meeting minutes which more strongly suggested that its tightening cycle could be nearer to an end.

(1)Team members may change without notice from time to time.
 2

PERFORMANCE ANALYSIS

The fund returned 15.44 percent for the six months ended December 31, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the Russell 1000 Growth Index and the Lipper Growth Fund Index, returned 7.11 percent and 8.20% percent for the period, respectively.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2005

-----------------------------------------------------------------------
                                       1000(R)      LIPPER GROWTH
      CLASS A   CLASS B   CLASS C   GROWTH INDEX     FUND INDEX

      15.44%    14.98%    14.93%        7.11%           8.20%
-----------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The fund's outperformance versus the Russell 1000 Growth Index was fuelled by strong stock selection, particularly in the consumer discretionary, utilities and energy sectors. Within consumer discretionary, positive stock selection across a range of industries--including commercial services, consumer electronics, and casino and gambling--had a favorable impact on relative performance. Wireless companies and gas distributors were standouts within the utilities sector. Within the energy sector, the fund was well served by select exposure to the crude oil producer industry.

Health care stocks were also represented among the notable contributors. Here, relative performance benefited from stock selection in the medical and dental instruments and supply industry. Within the materials and processing sector, exposure to the agriculture, fishing and ranching industry provided an additional boost.

Although many holdings within the consumer discretionary sector contributed positively to the fund's overall performance, an overweight to the sector tempered the fund's overall gains. Moreover, stock selection was not uniformly strong across the sector; pockets of weakness existed in the toy, entertainment, hotel/motel, and education services industries. A sector overweight in utilities detracted from the pace of gains, as did stock selection in computer technology companies.

As of the close of the period, consumer discretionary was the largest sector weighting in the fund, followed by health care and technology. The fund's consumer discretionary position is overweighted versus the Russell benchmark, while health care and technology are underweighted versus the index.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 12/31/05
Google, Inc.                                                      5.0%
eBay, Inc.                                                        4.7
Ultra Petroleum Corp.                                             4.4
Monsanto Co.                                                      4.2
America Movil SA de CV, Series L--ADR                             4.2
Costco Wholesale Corp.                                            4.0
Berkshire Hathaway, Inc.                                          3.6
Yahoo!, Inc.                                                      3.4
UnitedHealth Group, Inc.                                          3.2
Sears Holdings Corp.                                              3.1



SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/05
Internet Software & Services                                      8.4%
Internet Retail                                                   7.2
Oil & Gas Exploration & Production                                5.7
Wireless Telecommunication Services                               5.6
Fertilizers & Agricultural Chemicals                              4.2
Computer Hardware                                                 4.2
Hypermarkets & Super Centers                                      4.0
Property & Casualty                                               3.6
Specialized Finance                                               3.6
Managed Health Care                                               3.2
Department Stores                                                 3.1
Hotels, Resorts & Cruise Lines                                    2.9
Air Freight & Logistics                                           2.8
Data Processing & Outsourced Services                             2.8
Other Diversified Financial Services                              2.7
Health Care Supplies                                              2.6
Home Improvement Retail                                           2.6
Tobacco                                                           2.4
Home Entertainment Software                                       2.3
Motorcycle Manufacturers                                          2.3
Casinos & Gaming                                                  2.3
Education Services                                                2.2
Diversified Commercial & Professional Services                    2.1
Biotechnology                                                     2.0
Publishing                                                        1.9
Human Resources & Employment Services                             1.8
Homebuilding                                                      1.5
Thrifts & Mortgage Finance                                        1.5
Semiconductors                                                    1.5
Insurance Brokers                                                 1.5
Health Care Equipment                                             1.5

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/05
                                       (continued from previous page)
Industrial Conglomerates                                          1.4
Gas Utilities                                                     1.3
Communications Equipment                                          1.0
                                                                -----
Total Long-Term Investments                                      99.7%
Short-Term Investments                                            0.4
Liabilities in Excess of Other Assets                            -0.1
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/01/05 - 12/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                            BEGINNING         ENDING         EXPENSES PAID
                                          ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                          -------------------------------------------------
                                             7/01/05         12/31/05       7/1/05-12/31/05
Class A
  Actual................................    $1,000.00        $1,154.44           $5.32
  Hypothetical..........................     1,000.00         1,020.31            4.99
  (5% annual return before expenses)
Class B
  Actual................................     1,000.00         1,149.83            8.02
  Hypothetical..........................     1,000.00         1,017.71            7.53
  (5% annual return before expenses)
Class C
  Actual................................     1,000.00         1,149.32            9.43
  Hypothetical..........................     1,000.00         1,016.41            8.84
  (5% annual return before expenses)
Class I
  Actual................................     1,000.00         1,104.71            2.93
  Hypothetical..........................     1,000.00         1,021.58            3.67
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, 1.48%, 1.74%, and 0.72% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) except for Class I Shares 'Actual' information which reflects the period from Commencement of Operations through December 31 2005.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS  99.7%
AIR FREIGHT & LOGISTICS  2.8%
C.H. Robinson Worldwide, Inc................................   587,761    $   21,764,790
Expeditors International Washington, Inc....................   335,054        22,619,496
                                                                          --------------
                                                                              44,384,286
                                                                          --------------

BIOTECHNOLOGY  2.0%
Genentech, Inc. (a).........................................   336,085        31,087,863
                                                                          --------------

CASINOS & GAMING  2.3%
International Game Technology...............................  1,156,829       35,607,197
                                                                          --------------

COMMUNICATIONS EQUIPMENT  1.0%
Corning, Inc. (a)...........................................   790,309        15,537,475
                                                                          --------------

COMPUTER HARDWARE  4.2%
Apple Computer, Inc. (a)....................................   389,926        28,031,780
Dell, Inc. (a)..............................................  1,256,427       37,680,246
                                                                          --------------
                                                                              65,712,026
                                                                          --------------
DATA PROCESSING & OUTSOURCED SERVICES  2.8%
Iron Mountain, Inc. (a).....................................   514,584        21,725,737
Paychex, Inc. ..............................................   574,710        21,907,945
                                                                          --------------
                                                                              43,633,682
                                                                          --------------
DEPARTMENT STORES  3.1%
Sears Holdings Corp. (a)....................................   414,182        47,850,446
                                                                          --------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  2.1%
Corporate Executive Board Co. ..............................   358,851        32,188,935
                                                                          --------------

EDUCATION SERVICES  2.1%
Apollo Group, Inc., Class A (a).............................   556,453        33,643,148
                                                                          --------------

FERTILIZERS & AGRICULTURAL CHEMICALS  4.2%
Monsanto Co. ...............................................   851,863        66,044,938
                                                                          --------------

GAS UTILITIES  1.3%
Questar Corp. ..............................................   270,209        20,454,821
                                                                          --------------

HEALTH CARE EQUIPMENT  1.5%
St. Jude Medical, Inc. (a)..................................   460,242        23,104,148
                                                                          --------------

HEALTH CARE SUPPLIES  2.7%
Alcon, Inc. (Switzerland)...................................   165,904        21,501,158
Dade Behring Holdings, Inc. ................................   498,089        20,366,859
                                                                          --------------
                                                                              41,868,017
                                                                          --------------
HOME ENTERTAINMENT SOFTWARE  2.3%
Electronic Arts, Inc. (a)...................................   688,221        36,000,841
                                                                          --------------

See Notes to Financial Statements                                              9

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
HOME IMPROVEMENT RETAIL  2.6%
Home Depot, Inc. ...........................................  1,022,223   $   41,379,587
                                                                          --------------

HOMEBUILDING  1.5%
Pulte Homes, Inc. ..........................................   601,372        23,670,002
                                                                          --------------

HOTELS, RESORTS & CRUISE LINES  2.9%
Carnival Corp. .............................................   855,347        45,735,404
                                                                          --------------

HUMAN RESOURCES & EMPLOYMENT SERVICES  1.8%
Monster Worldwide, Inc. (a).................................   671,090        27,393,894
                                                                          --------------

HYPERMARKETS & SUPER CENTERS  4.0%
Costco Wholesale Corp. .....................................  1,270,226       62,838,080
                                                                          --------------

INDUSTRIAL CONGLOMERATES  1.4%
Tyco International, Ltd. (Bermuda)..........................   746,984        21,557,958
                                                                          --------------

INSURANCE BROKERS  1.5%
Marsh & McLennan Co., Inc. .................................   740,012        23,502,781
                                                                          --------------

INTERNET RETAIL  7.2%
Amazon.com, Inc. (a)........................................   825,022        38,899,787
eBay, Inc. (a)..............................................  1,707,765       73,860,836
                                                                          --------------
                                                                             112,760,623
                                                                          --------------
INTERNET SOFTWARE & SERVICES  8.4%
Google, Inc., Class A (a)...................................   188,389        78,155,061
Yahoo!, Inc. (a)............................................  1,358,480       53,225,246
                                                                          --------------
                                                                             131,380,307
                                                                          --------------
MANAGED HEALTH CARE  3.2%
UnitedHealth Group, Inc. ...................................   805,587        50,059,176
                                                                          --------------

MOTORCYCLE MANUFACTURERS  2.3%
Harley-Davidson, Inc. ......................................   697,285        35,903,205
                                                                          --------------

OIL & GAS EXPLORATION & PRODUCTION  5.7%
Southwestern Energy Co. (a).................................   591,213        21,248,195
Ultra Petroleum Corp. (a)...................................  1,229,157       68,586,961
                                                                          --------------
                                                                              89,835,156
                                                                          --------------
OTHER DIVERSIFIED FINANCIAL SERVICES  2.7%
Brookfield Asset Management, Inc., Class A (Canada).........   837,434        42,148,053
                                                                          --------------

PROPERTY & CASUALTY  3.6%
Berkshire Hathaway, Inc., Class B (a).......................    19,181        56,305,826
                                                                          --------------

PUBLISHING  1.9%
Getty Images, Inc. (a)......................................   341,390        30,475,885
                                                                          --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
SEMICONDUCTORS  1.5%
Marvell Technology Group Ltd. (Bermuda) (a).................   420,365    $   23,578,273
                                                                          --------------

SPECIALIZED FINANCE  3.6%
Chicago Mercantile Exchange.................................    85,939        31,581,723
Moody's Corp. ..............................................   395,954        24,319,495
                                                                          --------------
                                                                              55,901,218
                                                                          --------------
THRIFTS & MORTGAGE FINANCE  1.5%
Countrywide Financial Corp. ................................   692,031        23,660,540
                                                                          --------------

TOBACCO  2.4%
Altria Group, Inc. .........................................   492,304        36,784,955
                                                                          --------------

WIRELESS TELECOMMUNICATION SERVICES  5.6%
America Movil SA de CV, Series L--ADR (Mexico)..............  2,250,812       65,858,759
Crown Castle International Corp. (a)........................   815,962        21,957,537
                                                                          --------------
                                                                              87,816,296
                                                                          --------------

TOTAL LONG-TERM INVESTMENTS  99.7%
  (Cost $1,306,282,675)................................................    1,559,805,042

REPURCHASE AGREEMENT  0.4%
State Street Bank & Trust Co. ($5,312,000 par collateralized by U.S. Government obligations in a pooled cash account,
  interest rate of 4.12%, dated 12/30/05, to be sold on
  01/03/06 at $5,314,432) (Cost $5,312,000).................                   5,312,000
                                                                          --------------

TOTAL INVESTMENTS  100.1%
  (Cost $1,311,594,675)................................................    1,565,117,042
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)..........................       (1,203,358)
                                                                          --------------

NET ASSETS  100.0%.....................................................   $1,563,913,684
                                                                          ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             11

VAN KAMPEN PACE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $1,311,594,675).....................  $1,565,117,042
Cash........................................................             637
Receivables:
  Dividends.................................................       2,049,972
  Fund Shares Sold..........................................         723,059
  Interest..................................................           1,216
Other.......................................................         326,901
                                                              --------------
    Total Assets............................................   1,568,218,827
                                                              --------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       1,637,582
  Distributor and Affiliates................................       1,013,676
  Investment Advisory Fee...................................         653,889
Accrued Expenses............................................         571,797
Trustees' Deferred Compensation and Retirement Plans........         428,199
                                                              --------------
    Total Liabilities.......................................       4,305,143
                                                              --------------
NET ASSETS..................................................  $1,563,913,684
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,550,340,158
Net Unrealized Appreciation.................................     253,522,367
Accumulated Net Investment Loss.............................      (1,986,864)
Accumulated Net Realized Loss...............................    (237,961,977)
                                                              --------------
NET ASSETS..................................................  $1,563,913,684
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,484,397,854 and 140,841,398 shares of
    beneficial interest issued and outstanding).............  $        10.54
    Maximum sales charge (5.75%* of offering price).........             .64
                                                              --------------
    Maximum offering price to public........................  $        11.18
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $70,024,387 and 6,910,611 shares of
    beneficial interest issued and outstanding).............  $        10.13
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $8,781,795 and 864,101 shares of
    beneficial interest issued and outstanding).............  $        10.16
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $709,648 and 67,262 shares of beneficial
    interest issued
    and outstanding)........................................  $        10.55
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

 12                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends...................................................  $  5,473,508
Interest....................................................       307,121
                                                              ------------
    Total Income............................................     5,780,629
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     3,601,916
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,758,929, $184,979 and $28,016,
  respectively).............................................     1,971,924
Shareholder Services........................................     1,389,295
Custody.....................................................        69,841
Trustees' Fees and Related Expenses.........................        20,274
Legal.......................................................         9,146
Other.......................................................       345,326
                                                              ------------
    Total Expenses..........................................     7,407,722
    Less Credits Earned on Cash Balances....................        37,224
                                                              ------------
    Net Expenses............................................     7,370,498
                                                              ------------
NET INVESTMENT LOSS.........................................  $ (1,589,869)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 60,183,347
  Foreign Currency Transactions.............................           157
                                                              ------------
Net Realized Gain...........................................    60,183,504
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    99,106,748
  End of the Period.........................................   253,522,367
                                                              ------------
Net Unrealized Appreciation During the Period...............   154,415,619
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $214,599,123
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $213,009,254
                                                              ============

See Notes to Financial Statements                                             13

VAN KAMPEN PACE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE            FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                        DECEMBER 31, 2005    JUNE 30, 2005
                                                        -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income/Loss............................   $   (1,589,869)     $    2,447,659
Net Realized Gain/Loss................................       60,183,504         (10,728,978)
Net Unrealized Appreciation During the Period.........      154,415,619          65,731,127
                                                         --------------      --------------
Change in Net Assets from Operations..................      213,009,254          57,449,808
                                                         --------------      --------------

Distributions from Net Investment Income:
  Class A Shares......................................              -0-          (4,277,854)
  Class B Shares......................................              -0-                 -0-
  Class C Shares......................................              -0-                 -0-
  Class I Shares......................................              -0-                 -0-
                                                         --------------      --------------
Total Distributions...................................              -0-          (4,277,854)
                                                         --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      213,009,254          53,171,954
                                                         --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................       78,183,743          25,871,261
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................              -0-           4,046,978
Cost of Shares Repurchased............................     (120,189,347)       (264,348,629)
                                                         --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....      (42,005,604)       (234,430,390)
                                                         --------------      --------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................      171,003,650        (181,258,436)
NET ASSETS:
Beginning of the Period...............................    1,392,910,034       1,574,168,470
                                                         --------------      --------------
End of the Period (Including accumulated net
  investment loss of $1,986,864 and $396,995,
  respectively).......................................   $1,563,913,684      $1,392,910,034
                                                         ==============      ==============

 14                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                         YEAR ENDED JUNE 30,
CLASS A SHARES                   DEC. 31,     --------------------------------------------------------
                                   2005         2005        2004        2003        2002        2001
                                ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 THE PERIOD...................   $   9.13     $   8.75    $   7.81    $   8.08    $  10.09    $  13.63
                                 --------     --------    --------    --------    --------    --------
 Net Investment
   Income/Loss................       (.01)(b)      .02(b)      -0-(b)(c)      .03      .03         .04
 Net Realized and Unrealized
   Gain/Loss..................       1.42          .39         .96        (.28)      (2.00)      (2.86)
                                 --------     --------    --------    --------    --------    --------
Total from Investment
 Operations...................       1.41          .41         .96        (.25)      (1.97)      (2.82)
                                 --------     --------    --------    --------    --------    --------
Less:
 Distributions from Net
   Investment Income..........        -0-          .03         .02         .02         .04         .08
 Distributions from Net
   Realized Gain..............        -0-          -0-         -0-         -0-         -0-         .64
                                 --------     --------    --------    --------    --------    --------
Total Distributions...........        -0-          .03         .02         .02         .04         .72
                                 --------     --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE
 PERIOD.......................   $  10.54     $   9.13    $   8.75    $   7.81    $   8.08    $  10.09
                                 ========     ========    ========    ========    ========    ========

Total Return (a)..............     15.44%*       4.65%      12.32%      -3.10%     -19.57%     -21.23%
Net Assets at End of the
 Period (In millions).........   $1,484.4     $1,353.6    $1,515.6    $1,530.3    $1,798.4    $2,505.0
Ratio of Expenses to Average
 Net Assets...................       .98%         .99%        .98%       1.00%        .92%        .87%
Ratio of Net Investment
 Income/Loss to Average Net
 Assets.......................      (.20%)        .20%        .05%        .32%        .33%        .30%
Portfolio Turnover............        31%*        154%        171%         48%         93%        117%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

(c) Amount is less than $.01 per share.

See Notes to Financial Statements                                             15

VAN KAMPEN PACE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX MONTHS
                                 ENDED                        YEAR ENDED JUNE 30,
CLASS B SHARES                  DEC. 31,       -------------------------------------------------
                                  2005         2005        2004        2003     2002      2001
                               -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................    $ 8.81        $8.48      $ 7.61      $ 7.91   $  9.91   $ 13.40
                                 ------        -----      ------      ------   -------   -------
  Net Investment Loss........      (.03)(b)     (.05)(b)    (.06)(b)    (.04)     (.04)     (.05)
  Net Realized and Unrealized
    Gain/Loss................      1.35          .38         .93        (.26)    (1.96)    (2.80)
                                 ------        -----      ------      ------   -------   -------
Total from Investment
  Operations.................      1.32          .33         .87        (.30)    (2.00)    (2.85)
Less Distributions from Net
  Realized Gain..............       -0-          -0-         -0-         -0-       -0-       .64
                                 ------        -----      ------      ------   -------   -------
NET ASSET VALUE, END OF THE
  PERIOD.....................    $10.13        $8.81      $ 8.48      $ 7.61   $  7.91   $  9.91
                                 ======        =====      ======      ======   =======   =======

Total Return (a).............    14.98%*(c)    3.89%      11.43%      -3.79%   -20.18%   -21.79%
Net Assets at End of the
  Period (In millions).......    $ 70.0        $34.7      $ 50.5      $ 49.3   $  58.3   $  89.8
Ratio of Expenses to Average
  Net Assets.................     1.48%(c)     1.76%       1.74%       1.76%     1.68%     1.56%
Ratio of Net Investment Loss
  to Average Net Assets......     (.63%)(c)    (.57%)      (.71%)      (.44%)    (.43%)    (.40%)
Portfolio Turnover...........       31%*        154%        171%         48%       93%      117%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5% charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Footnote 6).

 16                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                       YEAR ENDED JUNE 30,
CLASS C SHARES                   DEC. 31,       -----------------------------------------------
                                   2005         2005        2004      2003     2002      2001
                                ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................    $ 8.84        $8.51      $ 7.63    $ 7.94   $  9.94   $ 13.43
                                  ------        -----      ------    ------   -------   -------
  Net Investment Loss.........      (.04)(b)     (.05)(b)    (.06)(b)   (.05)    (.04)     (.03)
  Net Realized and Unrealized
    Gain/Loss.................      1.36          .38         .94      (.26)    (1.96)    (2.82)
                                  ------        -----      ------    ------   -------   -------
Total from Investment
  Operations..................      1.32          .33         .88      (.31)    (2.00)    (2.85)
Less Distributions from Net
  Realized Gain...............       -0-          -0-         -0-       -0-       -0-       .64
                                  ------        -----      ------    ------   -------   -------
NET ASSET VALUE, END OF THE
  PERIOD......................    $10.16        $8.84      $ 8.51    $ 7.63   $  7.94   $  9.94
                                  ======        =====      ======    ======   =======   =======

Total Return (a)..............    14.93%*       3.88%      11.53%    -3.90%   -20.12%   -21.75%
Net Assets at End of the
  Period (In millions)........    $  8.8        $ 4.7      $  8.1    $  6.4   $   7.7   $  12.2
Ratio of Expenses to Average
  Net Assets..................     1.74%        1.76%       1.74%     1.76%     1.68%     1.45%
Ratio of Net Investment Loss
  to Average Net Assets.......     (.86%)       (.57%)      (.71%)    (.44%)    (.43%)    (.29%)
Portfolio Turnover............       31%*        154%        171%       48%       93%      117%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             17

VAN KAMPEN PACE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

CLASS I SHARES
                                                               AUGUST 12, 2005
                                                              (COMMENCEMENT OF
                                                               OPERATIONS) TO
                                                              DECEMBER 31, 2005
                                                              -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................       $ 9.55
                                                                   ------
  Net Investment Income.....................................          -0-(a)(b)
  Net Realized and Unrealized Gain..........................         1.00
                                                                   ------
Total from Investment Operations............................         1.00
                                                                   ------
NET ASSET VALUE, END OF THE PERIOD..........................       $10.55
                                                                   ======

Total Return (c)............................................       10.47%*
Net Assets at End of the Period (In thousands)..............       $709.6
Ratio of Expenses to Average Net Assets.....................         .72%
Ratio of Net Investment Loss to Average Net Assets..........        (.06%)
Portfolio Turnover..........................................          31%*

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $.01 per share.

(c) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund Shares.

 18                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Pace Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth by investing principally in common stock. The Fund commenced investment operations on July 22, 1969. The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange in which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $271,133,516, which will expire according to the following schedule.

AMOUNT                                                         EXPIRATION
$ 44,138,366................................................  June 30, 2010
 226,995,150................................................  June 30, 2011

    At December 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,312,646,988
                                                              ==============
Gross tax unrealized appreciation...........................  $  287,737,230
Gross tax unrealized depreciation...........................     (35,267,176)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  252,470,054
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of gains on futures transactions are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended June 30, 2005 and 2004 was as follows:

                                                                 2005          2004
Distributions paid from:
  Ordinary income...........................................  $4,277,854    $3,986,525
  Long-term capital gain....................................         -0-           -0-
                                                              ----------    ----------
                                                              $4,277,854    $3,986,525
                                                              ==========    ==========

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended December 31, 2005, the Fund's accounting and custody fees were reduced by $108 and $37,116, respectively, as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION Assets and liabilities in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 (UNAUDITED) continued

the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized gains and losses on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of the foreign currency and the amount realized between trade date and settlement date on security transactions. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................     .50%
Next $1 billion.............................................     .45%
Next $1 billion.............................................     .40%
Over $3 billion.............................................     .35%

    For the six months ended December 31, 2005, the Fund recognized expenses of approximately $9,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2005, the Fund recognized expenses of approximately $36,400, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2005, the Fund recognized expenses of approximately $1,029,200 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $271,356 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 (UNAUDITED) continued

for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended December 31, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Advisor, totaling $8,902.

    For the six months ended December 31, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $42,000 and CDSC on redeemed shares of approximately $23,900. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the six months ended December 31, 2005 and year ended June 30, 2005, transactions were as follows:

                                    FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                       DECEMBER 31, 2005                 JUNE 30, 2005
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................    3,203,641    $  32,113,188      2,498,585    $  21,511,522
  Class B.......................    3,838,731       34,885,298        447,678        3,716,113
  Class C.......................      428,817        4,291,250         76,386          643,626
  Class I.......................      721,862        6,894,007            -0-              -0-
                                  -----------    -------------    -----------    -------------
Total Sales.....................    8,193,051    $  78,183,743      3,022,649    $  25,871,261
                                  ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A.......................          -0-    $         -0-        454,194    $   4,046,978
  Class B.......................          -0-              -0-            -0-              -0-
  Class C.......................          -0-              -0-            -0-              -0-
  Class I.......................          -0-              -0-            -0-              -0-
                                  -----------    -------------    -----------    -------------
Total Dividend Reinvestment.....          -0-    $         -0-        454,194    $   4,046,978
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................  (10,593,633)   $(104,162,230)   (27,920,461)   $(240,208,131)
  Class B.......................     (864,533)      (8,262,356)    (2,465,584)     (20,125,269)
  Class C.......................      (93,770)        (887,402)      (498,237)      (4,015,229)
  Class I.......................     (654,600)      (6,877,359)           -0-              -0-
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (12,206,536)   $(120,189,347)   (30,884,282)   $(264,348,629)
                                  ===========    =============    ===========    =============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 7 days of purchase. The redemption fee is paid directly to the Fund. For the period ended December 31, 2005, the Fund received redemption fees of approximately $100, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $448,037,272 and $483,469,425, respectively.

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 (UNAUDITED) continued

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for the Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $511,400 and $13,800 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended December 31, 2005, are payments retained by Van Kampen of approximately $259,900 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $55,700.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 (UNAUDITED) continued

Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN PACE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Pace Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Pace Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Pace Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  14, 114, 214
                                                                 PACE SAR 2/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-00312P-Y12/05

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pace Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 9, 2006

By:  /s/ Phillip G. Goff
     -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: February 9, 2006